Annual Total Returns- Vanguard Massachusetts Tax-Exempt Fund (Retail) [BarChart] - Retail - Vanguard Massachusetts Tax-Exempt Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.41%	6.46%	(3.32%)	10.29%	3.95%	(0.12%)	6.02%	0.45%	8.68%	6.47%